UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI Tremont Core Strategies Hedge Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS DECEMBER 31, 2008 (UNAUDITED)

                                                                  FAIR       % OF NET                      ACQUISITION
                                                     COST         VALUE       ASSETS    LIQUIDITY(1)         DATE(2)
                                                 -----------   -----------   --------   -------------     -------------
INVESTMENTS IN INVESTMENT FUNDS
EMERGING MARKETS
Black River Emerging Markets Credit
   Opportunity Fund Ltd.                             825,546       480,409      0.5%    Semi-Annually             03/08
Clairvoyance Asia Fund Ltd                         2,843,284     2,690,679      2.9     Quarterly                 05/08
                                                 -----------   -----------    -----
Total Emerging Markets                             3,668,830     3,171,088      3.4
                                                 -----------   -----------    -----
EQUITY MARKET NEUTRAL
O'Connor Global Fundamental Market Neutral
   Long/Short Ltd.                                 2,380,824     3,492,009      3.8     Monthly             04/05-07/06
                                                 -----------   -----------    -----
Total Equity Market Neutral                        2,380,824     3,492,009      3.8
                                                 -----------   -----------    -----
EVENT DRIVEN
Avenue Asia International Ltd                      3,909,972     3,296,309      3.6     Illiquid (3)              01/06
GoldenTree Credit Opportunities Ltd.               3,578,644     1,965,935      2.2     Semi-Annually(4)          01/05
Halcyon Structured Opportunities Offshore
   Fund Ltd.                                       4,056,354     2,056,497      2.3     Illiquid (3)        01/08-04/08
Davidson Kempner International Ltd                 2,000,000     1,804,246      2.0     Quarterly (4)             07/08
JANA Offshore Partners Fund Ltd.                   3,364,019     2,601,782      2.9     Quarterly (4)       07/07-02/08
Oceanwood Global Opportunities Fund Ltd.           5,000,000     4,202,784      4.6     Quarterly (4)             02/07
Perry Partners L.P.                                  665,718       353,329      0.4     Illiquid (3)        02/05-03/08
SOLA I                                             2,750,000     2,226,400      2.4     Quarterly (4)             01/08
Third Point Partners, L.P.                            22,047        23,432        -     Illiquid (3)        10/04-04/05
                                                 -----------   -----------    -----
Total Event Driven                                25,346,754    18,530,714     20.4
                                                 -----------   -----------    -----
FIXED INCOME ARBITRAGE
Prologue Feeder Fund Ltd                           2,600,000     2,958,750      3.3     Quarterly                 03/08
                                                 -----------   -----------    -----
Total Fixed Income Arbitrage                       2,600,000     2,958,750      3.3
                                                 -----------   -----------    -----
GLOBAL MACRO
Clarium Capital Fund Ltd                           1,402,522     1,277,950      1.4     Quarterly           01/08-05/08
Drawbridge Global Macro Fund Ltd.                  6,000,000     4,576,012      5.0     Quarterly (4)       01/08-05/08
Galtere International Fund Ltd.                    2,345,681     2,251,740      2.5     Quarterly                 01/08
                                                 -----------   -----------    -----
Total Global Macro                                 9,748,203     8,105,702      8.9
                                                 -----------   -----------    -----
LONG/SHORT EQUITY
Delta Fund Europe Ltd                              1,347,465     1,263,775      1.4     Quarterly                 01/06
Hayground Cove Acquisition Strategies Fund Ltd     1,364,653       960,161      1.0     Illiquid (3)              04/08
Highline Capital International Ltd.                3,072,220     2,720,777      3.0     Quarterly                 01/08
Kenmare Offshore Fund Ltd                          3,900,000     2,897,006      3.2     Quarterly                 05/08
Temujin International Fund Ltd                     1,719,068     1,554,155      1.7     Quarterly (4)             05/08
Theorema Europe Fund Ltd                           2,400,000     2,341,638      2.6     Monthly                   05/08
                                                 -----------   -----------    -----
Total Long/Short Equity                           13,803,406    11,737,512     12.9
                                                 -----------   -----------    -----
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                  3,478,342     4,054,970      4.4     Monthly                   06/06
BlueTrend Fund Ltd.                                1,948,865     2,782,556      3.1     Monthly                   01/08
                                                 -----------   -----------    -----
Total Managed Futures                              5,427,207     6,837,526      7.5
                                                 -----------   -----------    -----
MULTI STRATEGY
Canyon Value Realization Fund Ltd                  3,264,939     2,298,589      2.5     Monthly (4)               01/08
D.E. Shaw Composite International Fund             1,946,732       984,239      1.1     Illiquid (3)      01/06 - 03/08
Highbridge Asia Opportunities Fund Ltd.            3,715,720     3,356,849      3.7     Quarterly (4)             02/06
Shepherd Investments International Ltd.            3,963,267     3,144,206      3.5     Quarterly         02/08 - 03/08
Stark Investments L.P.                               762,527       761,193      0.8     Illiquid (3)              03/08
                                                 -----------   -----------    -----
Total Multi Strategy                              13,653,185    10,545,076     11.6
                                                 -----------   -----------    -----
Total Investments in Investment Funds             76,628,409    65,378,377     71.8
                                                 -----------   -----------    -----
WARRANTS
Familymeds Group, Inc. (17,079 shares)
   Exp. 10/02/10(5)                                   16,524            --       --
                                                 -----------   -----------    -----
Total Investments in Investment Funds
   and Warrants                                   76,644,933    65,378,377     71.8
                                                 -----------   -----------    -----
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account          14,614,666    14,614,666     16.1
                                                 -----------   -----------    -----
TOTAL INVESTMENTS IN INVESTMENT FUNDS,
   WARRANTS, AND CASH EQUIVALENTS                $91,259,599    79,993,043     87.9
                                                 ===========
OTHER ASSETS IN EXCESS OF LIABILITIES                           10,987,028     12.1
                                                               -----------    -----
NET ASSETS                                                     $90,980,071    100.0%
                                                               ===========    =====

Detailed information about the Investment Funds'portfolios is not available.

(1.) Stated redemptions frequency after the initial lock-up period. In addition to the stated liquidity above, the ability to redeem is subject to the terms stated in the respective Investment Fund's legal documents, including the ability to restrict redemptions in part or in full without the Fund's consent. In current market conditions there maybe limited liquidity available and the stated liquidity should not be relied upon when assessing the liquidity of the Fund. Furthermore, in certain circumstances a portion of the Fund's investment in the Investment Funds may be illiquid.

(2.) Represents initial through most recent month of investment purchases.

(3.) The Fund has placed a full redemption request with respect to its investment in this investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

(4.) A portion of the investment has been deemed illiquid and may not be eligible for redemption at the next available dealing day.

The illiquid percentage may be subject to change without the Fund's consent.

(5.) Warrants received as a result of an in-kind redemption are illiquid.

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3 - unobservable inputs (including the Adviser's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:


                                                Investments    Investments
                                                    in          in Other
                                                 Investment     Financial
Valuations Inputs                                  Funds      Instruments*
-----------------                               -----------   ------------
Level 1 - Quoted Prices                         $        --    $        --
Level 2 - Other Significant Observable Inputs            --     14,614,666
Level 3 - Significant Unobservable Inputs        65,378,377             --
                                                -----------    -----------
                                                $65,378,377    $14,614,666
                                                ===========    ===========

*    Other financial instruments include short-term investments and warrants

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

Effective for fiscal periods beginning after November 15,2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurments, establishes a hierachy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurment date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. These investments are typically classified within Level 3.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available. Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all demand deposits and fixed income securities with original maturities of three months or less as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. These securities are typically designated as "Level 2".

There were no changes to the fair valuation methodologies during the period.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2008, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.00% annually of net assets and performance incentive fees/allocations ranging from 10% to 30% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to three years from initial investment and subject to certain other terms and conditions as set forth in the Investment Funds' offering documents. Information related to each Investment Fund is included on the Statement of Investments. At December 31, 2008, the Fund had approximately 29.0% of capital invested in Investment Funds and receivables from Investment Funds that the Fund has deemed illiquid as of December 31, 2008. The ability to redeem is subject to the terms stated in the respective Investment Fund's legal documents, including the ability to restrict redemptions in part or in full without the Fund's consent. In current market conditions there may be limited liquidity available and the stated Investment Fund's liquidity should not be relied upon when assessing the liquidity of the Fund. Furthermore, in certain circumstances a portion of the Fund's investment in the Investment Funds may be illiquid.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009